Financial Instruments (Details 7) ₪ in Millions, $ in Millions	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2016 USD ($)
Additional consideration for the business results of DBS (second additional consideration) [Member]
Business Combination Contingent Consideration Laibility [Line Items]
Fair value	₪ 43	$ 170	₪ 84	$ 170